Segment Reporting (Details) - Schedule of segment performance to the GAAP measure of gross profit - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Jan. 31, 2022
Net sales
Pocono Pharmaceuticals	$ 476,932	$ 477,922	$ 1,785,597	$ 1,179,620
4P Therapeutics			294,102	242,534
Net sales total			2,079,699	1,422,154
Gross profit
Pocono Pharmaceuticals			726,702	595,087
4P Therapeutics			23,702	(40,777)
Gross profit total			750,404	554,310
Operating expenses
Selling, general and administrative-Pocono Pharmaceuticals	136,863	142,036	577,930	556,204
Selling, general and administrative-4P Therapeutics			103,181	96,079
Corporate overhead			3,234,930	3,370,541
Research and development-4P Therapeutics			982,227	411,383
Goodwill impairment-Pocono Pharmaceuticals			327,326	2,180,836
Non-Operating expenses total			5,225,594	6,615,043
Depreciation and Amortization
Pocono Pharmaceuticals			264,156	220,524
4P Therapeutics			65,987	88,217
Depreciation and Amortization total	$ 75,201	$ 77,475	$ 330,143	$ 308,741